Stockholders' Equity (Deficit) (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 05, 2026	Sep. 05, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity
Common stock shares, authorized			300,000,000	300,000,000	300,000,000
Common stock shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Offering costs paid			$ 4,850,668	$ 2,909,740
Placement Agent Warrants
Stockholders' Equity
Warrants to purchase (in shares)		586,666
Exercise price		$ 3
Warrant, grant date fair value per share		$ 1.617
Warrant, grant-date fair value		$ 948,639
Placement Agent Warrants | Earlier of (i) Five years after the Closing Date
Stockholders' Equity
Warrant expiration term (in years)		5 years
Placement Agent Warrants | Earlier of (ii) Three years after the listing of common stock on NSE
Stockholders' Equity
Warrant expiration term (in years)		3 years
Private Placement
Stockholders' Equity
Issuance of common stock to PIPE investors (in shares)	5,333,333	10,000,000
Purchase price (in dollars per share)	$ 15	$ 3
Offering costs paid	$ 80,000,000	$ 2,909,740